Schedule of non-cancellable lease contracts (Details)	Dec. 31, 2025
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	7 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	8 years
Corporate Office Premises [Member]
Property, Plant and Equipment [Line Items]
Lease contractual term	3 years